The Company You Keep®	New York Life Insurance Company 51 Madison Avenue New York, NY 10010 (212) 576-4958 E-mail : trina_sandoval@newyorklife.com

Trina Sandoval Associate General Counsel

VIA EDGAR

February 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account-III

Form N-4 Registration Statement

File Nos. 333-156018 and 811-08904

CIK #0000934298

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account-III is Post-Effective Amendment No. 22 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 177 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through variable annuity contracts, marketed under the following names: New York Life Premier Variable Annuity (“Premier”), New York Life Premier Variable Annuity II (“Premier II”), New York Life Premier Plus Variable Annuity (“Premier Plus”) and New York Life Premier Plus Variable Annuity II (“Premier Plus II”) (such Premier, Premier II, Premier Plus and Premier Plus II, together, the “Prospectuses”).

This Amendment is being filed pursuant to Rule 485 (a) (1) of the 1933 Act. The purpose of the amendment is to (l) (a) revise the five (5) static asset allocation models (the “Models”) offered as of May 1, 2018 and (b) reflect that the Models will be designed by QS Investors, LLC and (2) add an Investment Preservation Rider 3.0 with new investment division restrictions (to the Premier II and Premier Plus II Prospectuses).

Capitalized terms used but not defined herein have the meaning assigned such term in the Prospectuses.

All changes will be effective as of May 1, 2018. We expect to make further updating changes to fund fees and other financial information, and to reflect SEC staff comments to this Amendment through a subsequent amendment filed pursuant to Rule 485(b) in April 2018.

If you have any questions regarding this letter, please do not hesitate to call me at (212) 576-4958 or e-mail me at trina_sandoval@newyorklife.com.

Very truly yours,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel